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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2006

Check here if Amendment [ ]; Amendment Number:______
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    MPM BioEquities Adviser, LLC
Address: 601 Gateway Boulevard, Suite 350
         South San Francisco, CA 94080

13 File Number: 28-108358

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Robert W. Liptak
Title: Chief Financial Officer
Phone: 617-425-9216

Signature, Place and Date of Signing:

     /s/ Robert W. Liptak         South San Francisco, CA          02/14/07
     ----------------------------------------------------------------------
         [Signature]                   [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manger(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                      Name


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
                                             Form 13F Information Table
                                                                                                   VOTING AUTHORITY
                                                                                                  -------------------
                                                VALUE   SHARES/                 INVSTMT   OTHER
NAME OF ISSUER       TITLE OF CLASS    CUSIP   x($1000) PRN AMT SH/PRN PUT/CALL DISCRETN MANAGERS  SOLE   SHARED NONE
--------------       --------------- --------- -------- ------- ------ -------- -------- -------- ------- ------ ----
ACAMBIS PLC          SPONSORED ADR   004286100    689    170000   SH              SOLE             170000   0     0
ACORDA
  THERAPEUTICS       COMMON STOCK    00484M106    488     30800   SH              SOLE              30800   0     0
ADVANCED LIFE
  SCIENCES HLDGS INC COMMON STOCK    00765H107   1572    578034   SH              SOLE             578034   0     0
AFFYMAX INC          COMMON STOCK    00826A109   3404    100000   SH              SOLE             100000   0     0
ALEXION
  PHARMACEUTICALS
  INC                COMMON STOCK    015351109   2190     54228   SH              SOLE              54228   0     0
ANESIVA INC          COMMON STOCK    03460L100   3536    508750   SH              SOLE             508750   0     0
ARRAY BIOPHARMA      COMMON STOCK    04269X105   2452    189800   SH              SOLE             189800   0     0
CADENCE
  PHARMACEUTICALS
  INC                COMMON STOCK    12738T100   2218    180000   SH              SOLE             180000   0     0
CARDIOME PHARMA
  CORP               COMMON STOCK    14159U202   1990    178500   SH              SOLE             178500   0     0
COLLAGENEX
  PHARMACEUTICALS    COMMON STOCK    19419B100   3004    215000   SH              SOLE             215000   0     0
COTHERIX INC         COMMON STOCK    22163T103   8356    619401   SH              SOLE             619401   0     0
CRITICAL
  THERAPEUTICS INC   COMMON STOCK    22674T105   1521    745573   SH              SOLE             745573   0     0
CURAGEN CORP         COMMON STOCK    23126R101   3410    741400   SH              SOLE             741400   0     0
CYTOKINETICS INC     COMMON STOCK    23282W100    374     50000   SH              SOLE              50000   0     0
DEPOMED INC          COMMON STOCK    249908104   2227    645519   SH              SOLE             645519   0     0
DYNAVAX
  TECHNOLOGIES CORP  COMMON STOCK    268158102   2066    225000   SH              SOLE             225000   0     0
FAVRILLE INC         COMMON STOCK    312088404   2662   1064650   SH              SOLE            1064650   0     0
HEMOSENSE INC        COMMON STOCK    423691104    515    122574   SH              SOLE             122574   0     0
ICOS CORP            COMMON STOCK    449295104   2582     76400   SH              SOLE              76400   0     0
KOSAN BIOSCIENCES
  INC                COMMON STOCK    50064W107   2114    380842   SH              SOLE             380842   0     0
MEDAREX INC          COMMON STOCK    583916101   1551    104900   SH              SOLE             104900   0     0
MEDICINES CO         COMMON STOCK    584688105   1247     39300   SH              SOLE              39300   0     0
MEDIMMUNE INC        COMMON STOCK    584699102   2363     73000   SH              SOLE              73000   0     0
MEMORY
  PHARMACEUTICALS
  CORP               COMMON STOCK    58606R403   1703    698144   SH              SOLE             698144   0     0
NEKTAR
  THERAPEUTICS       COMMON STOCK    640268108   2932    192800   SH              SOLE             192800   0     0
NEOSE TECHNOLOGIES
  INC                COMMON STOCK    640522108    774    346970   SH              SOLE             346970   0     0
NITROMED INC         COMMON STOCK    654798503    735    300000   SH              SOLE             300000   0     0
OXIGENE INC          COMMON STOCK    691828107   1608    335000   SH              SOLE             335000   0     0
PDL BIOPHARMA INC    COMMON STOCK    69329Y104   2820    140000   SH              SOLE             140000   0     0
PHARMION CORP        COMMON STOCK    71715B409   2131     82800   SH              SOLE              82800   0     0
PONIARD
  PHARMACEUTICALS
  INC                COMMON STOCK    732449301   3575    714986   SH              SOLE             714986   0     0
POZEN INC            COMMON STOCK    73941U102   1699    100000   SH              SOLE             100000   0     0
REGENERON
  PHARMACEUTICALS
  INC                COMMON STOCK    75886F107   3105    154700   SH              SOLE             154700   0     0
SEPRACOR INC         COMMON STOCK    817315104   1934     31400   SH              SOLE              31400   0     0
SOMAXON
  PHARMACEUTICALS    COMMON STOCK    834453102   6679    470718   SH              SOLE             470718   0     0
VION
  PHARMACEUTICALS
  INC                COMMON STOCK    927624106   1277    945600   SH              SOLE             945600   0     0
VIROPHARMA INC       COMMON STOCK    928241108   2243    153200   SH              SOLE             153200   0     0
XTL
  BIOPHARMACEUTICALS SPONSORED ADR   98386D109    685    250000   SH              SOLE             250000   0     0
ZYMOGENETICS INC     COMMON STOCK    98985T109   2947    189300   SH              SOLE             189300   0     0
S REPORT SUMMARY     39 Data Records            89376           0 OTHER MANAGERS ON WHOSE BEHALF
                                                                REPORT IS FILED
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